Derivative Financial Instruments and Hedging Activities (Balance Sheet Captions) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 29, 2013 Successor [Member] Foreign Exchange Contract [Member]		Dec. 29, 2013 Successor [Member] Foreign Exchange Contract [Member] Designated as Hedging Instrument [Member]	Dec. 29, 2013 Successor [Member] Foreign Exchange Contract [Member] Designated as Hedging Instrument [Member] Other Receivables, Net [Member]	Dec. 29, 2013 Successor [Member] Foreign Exchange Contract [Member] Designated as Hedging Instrument [Member] Other Non-Current Assets [Member]	Dec. 29, 2013 Successor [Member] Foreign Exchange Contract [Member] Designated as Hedging Instrument [Member] Other Payables [Member]	Dec. 29, 2013 Successor [Member] Foreign Exchange Contract [Member] Designated as Hedging Instrument [Member] Other Non-Current Liabilities [Member]	Dec. 29, 2013 Successor [Member] Foreign Exchange Contract [Member] Not Designated as Hedging Instrument [Member]	Dec. 29, 2013 Successor [Member] Foreign Exchange Contract [Member] Not Designated as Hedging Instrument [Member] Other Receivables, Net [Member]	Dec. 29, 2013 Successor [Member] Foreign Exchange Contract [Member] Not Designated as Hedging Instrument [Member] Other Non-Current Assets [Member]	Dec. 29, 2013 Successor [Member] Foreign Exchange Contract [Member] Not Designated as Hedging Instrument [Member] Other Payables [Member]	Dec. 29, 2013 Successor [Member] Foreign Exchange Contract [Member] Not Designated as Hedging Instrument [Member] Other Non-Current Liabilities [Member]	Dec. 29, 2013 Successor [Member] Interest Rate Contract [Member]		Dec. 29, 2013 Successor [Member] Interest Rate Contract [Member] Designated as Hedging Instrument [Member]	Dec. 29, 2013 Successor [Member] Interest Rate Contract [Member] Designated as Hedging Instrument [Member] Other Receivables, Net [Member]	Dec. 29, 2013 Successor [Member] Interest Rate Contract [Member] Designated as Hedging Instrument [Member] Other Non-Current Assets [Member]	Dec. 29, 2013 Successor [Member] Interest Rate Contract [Member] Designated as Hedging Instrument [Member] Other Payables [Member]	Dec. 29, 2013 Successor [Member] Interest Rate Contract [Member] Designated as Hedging Instrument [Member] Other Non-Current Liabilities [Member]	Dec. 29, 2013 Successor [Member] Interest Rate Contract [Member] Not Designated as Hedging Instrument [Member]	Dec. 29, 2013 Successor [Member] Interest Rate Contract [Member] Not Designated as Hedging Instrument [Member] Other Receivables, Net [Member]	Dec. 29, 2013 Successor [Member] Interest Rate Contract [Member] Not Designated as Hedging Instrument [Member] Other Non-Current Assets [Member]	Dec. 29, 2013 Successor [Member] Interest Rate Contract [Member] Not Designated as Hedging Instrument [Member] Other Payables [Member]	Dec. 29, 2013 Successor [Member] Interest Rate Contract [Member] Not Designated as Hedging Instrument [Member] Other Non-Current Liabilities [Member]	Dec. 29, 2013 Successor [Member] Cross Currency Interest Rate Contract [Member]		Dec. 29, 2013 Successor [Member] Cross Currency Interest Rate Contract [Member] Designated as Hedging Instrument [Member]	Dec. 29, 2013 Successor [Member] Cross Currency Interest Rate Contract [Member] Designated as Hedging Instrument [Member] Other Receivables, Net [Member]	Dec. 29, 2013 Successor [Member] Cross Currency Interest Rate Contract [Member] Designated as Hedging Instrument [Member] Other Non-Current Assets [Member]	Dec. 29, 2013 Successor [Member] Cross Currency Interest Rate Contract [Member] Designated as Hedging Instrument [Member] Other Payables [Member]	Dec. 29, 2013 Successor [Member] Cross Currency Interest Rate Contract [Member] Designated as Hedging Instrument [Member] Other Non-Current Liabilities [Member]	Dec. 29, 2013 Successor [Member] Cross Currency Interest Rate Contract [Member] Not Designated as Hedging Instrument [Member]	Dec. 29, 2013 Successor [Member] Cross Currency Interest Rate Contract [Member] Not Designated as Hedging Instrument [Member] Other Receivables, Net [Member]	Dec. 29, 2013 Successor [Member] Cross Currency Interest Rate Contract [Member] Not Designated as Hedging Instrument [Member] Other Non-Current Assets [Member]	Dec. 29, 2013 Successor [Member] Cross Currency Interest Rate Contract [Member] Not Designated as Hedging Instrument [Member] Other Payables [Member]	Dec. 29, 2013 Successor [Member] Cross Currency Interest Rate Contract [Member] Not Designated as Hedging Instrument [Member] Other Non-Current Liabilities [Member]	Apr. 28, 2013 Predecessor [Member] Foreign Exchange Contract [Member]		Apr. 29, 2012 Predecessor [Member] Foreign Exchange Contract [Member]		Apr. 28, 2013 Predecessor [Member] Foreign Exchange Contract [Member] Designated as Hedging Instrument [Member]	Apr. 29, 2012 Predecessor [Member] Foreign Exchange Contract [Member] Designated as Hedging Instrument [Member]	Apr. 28, 2013 Predecessor [Member] Foreign Exchange Contract [Member] Designated as Hedging Instrument [Member] Other Receivables, Net [Member]	Apr. 29, 2012 Predecessor [Member] Foreign Exchange Contract [Member] Designated as Hedging Instrument [Member] Other Receivables, Net [Member]	Apr. 28, 2013 Predecessor [Member] Foreign Exchange Contract [Member] Designated as Hedging Instrument [Member] Other Non-Current Assets [Member]	Apr. 29, 2012 Predecessor [Member] Foreign Exchange Contract [Member] Designated as Hedging Instrument [Member] Other Non-Current Assets [Member]	Apr. 28, 2013 Predecessor [Member] Foreign Exchange Contract [Member] Designated as Hedging Instrument [Member] Other Payables [Member]	Apr. 29, 2012 Predecessor [Member] Foreign Exchange Contract [Member] Designated as Hedging Instrument [Member] Other Payables [Member]	Apr. 28, 2013 Predecessor [Member] Foreign Exchange Contract [Member] Designated as Hedging Instrument [Member] Other Non-Current Liabilities [Member]	Apr. 29, 2012 Predecessor [Member] Foreign Exchange Contract [Member] Designated as Hedging Instrument [Member] Other Non-Current Liabilities [Member]	Apr. 28, 2013 Predecessor [Member] Foreign Exchange Contract [Member] Not Designated as Hedging Instrument [Member]	Apr. 29, 2012 Predecessor [Member] Foreign Exchange Contract [Member] Not Designated as Hedging Instrument [Member]	Apr. 28, 2013 Predecessor [Member] Foreign Exchange Contract [Member] Not Designated as Hedging Instrument [Member] Other Receivables, Net [Member]	Apr. 29, 2012 Predecessor [Member] Foreign Exchange Contract [Member] Not Designated as Hedging Instrument [Member] Other Receivables, Net [Member]	Apr. 28, 2013 Predecessor [Member] Foreign Exchange Contract [Member] Not Designated as Hedging Instrument [Member] Other Non-Current Assets [Member]	Apr. 29, 2012 Predecessor [Member] Foreign Exchange Contract [Member] Not Designated as Hedging Instrument [Member] Other Non-Current Assets [Member]	Apr. 28, 2013 Predecessor [Member] Foreign Exchange Contract [Member] Not Designated as Hedging Instrument [Member] Other Payables [Member]	Apr. 29, 2012 Predecessor [Member] Foreign Exchange Contract [Member] Not Designated as Hedging Instrument [Member] Other Payables [Member]	Apr. 28, 2013 Predecessor [Member] Foreign Exchange Contract [Member] Not Designated as Hedging Instrument [Member] Other Non-Current Liabilities [Member]	Apr. 29, 2012 Predecessor [Member] Foreign Exchange Contract [Member] Not Designated as Hedging Instrument [Member] Other Non-Current Liabilities [Member]	Apr. 28, 2013 Predecessor [Member] Interest Rate Contract [Member]		Apr. 29, 2012 Predecessor [Member] Interest Rate Contract [Member]		Apr. 28, 2013 Predecessor [Member] Interest Rate Contract [Member] Designated as Hedging Instrument [Member]	Apr. 29, 2012 Predecessor [Member] Interest Rate Contract [Member] Designated as Hedging Instrument [Member]	Apr. 28, 2013 Predecessor [Member] Interest Rate Contract [Member] Designated as Hedging Instrument [Member] Other Receivables, Net [Member]	Apr. 29, 2012 Predecessor [Member] Interest Rate Contract [Member] Designated as Hedging Instrument [Member] Other Receivables, Net [Member]	Apr. 28, 2013 Predecessor [Member] Interest Rate Contract [Member] Designated as Hedging Instrument [Member] Other Non-Current Assets [Member]	Apr. 29, 2012 Predecessor [Member] Interest Rate Contract [Member] Designated as Hedging Instrument [Member] Other Non-Current Assets [Member]	Apr. 28, 2013 Predecessor [Member] Interest Rate Contract [Member] Designated as Hedging Instrument [Member] Other Payables [Member]	Apr. 29, 2012 Predecessor [Member] Interest Rate Contract [Member] Designated as Hedging Instrument [Member] Other Payables [Member]	Apr. 28, 2013 Predecessor [Member] Interest Rate Contract [Member] Designated as Hedging Instrument [Member] Other Non-Current Liabilities [Member]	Apr. 29, 2012 Predecessor [Member] Interest Rate Contract [Member] Designated as Hedging Instrument [Member] Other Non-Current Liabilities [Member]	Apr. 28, 2013 Predecessor [Member] Interest Rate Contract [Member] Not Designated as Hedging Instrument [Member]	Apr. 29, 2012 Predecessor [Member] Interest Rate Contract [Member] Not Designated as Hedging Instrument [Member]	Apr. 28, 2013 Predecessor [Member] Interest Rate Contract [Member] Not Designated as Hedging Instrument [Member] Other Receivables, Net [Member]	Apr. 29, 2012 Predecessor [Member] Interest Rate Contract [Member] Not Designated as Hedging Instrument [Member] Other Receivables, Net [Member]	Apr. 28, 2013 Predecessor [Member] Interest Rate Contract [Member] Not Designated as Hedging Instrument [Member] Other Non-Current Assets [Member]	Apr. 29, 2012 Predecessor [Member] Interest Rate Contract [Member] Not Designated as Hedging Instrument [Member] Other Non-Current Assets [Member]	Apr. 28, 2013 Predecessor [Member] Interest Rate Contract [Member] Not Designated as Hedging Instrument [Member] Other Payables [Member]	Apr. 29, 2012 Predecessor [Member] Interest Rate Contract [Member] Not Designated as Hedging Instrument [Member] Other Payables [Member]	Apr. 28, 2013 Predecessor [Member] Interest Rate Contract [Member] Not Designated as Hedging Instrument [Member] Other Non-Current Liabilities [Member]	Apr. 29, 2012 Predecessor [Member] Interest Rate Contract [Member] Not Designated as Hedging Instrument [Member] Other Non-Current Liabilities [Member]	Apr. 28, 2013 Predecessor [Member] Cross Currency Interest Rate Contract [Member]		Apr. 29, 2012 Predecessor [Member] Cross Currency Interest Rate Contract [Member]		Apr. 28, 2013 Predecessor [Member] Cross Currency Interest Rate Contract [Member] Designated as Hedging Instrument [Member]	Apr. 29, 2012 Predecessor [Member] Cross Currency Interest Rate Contract [Member] Designated as Hedging Instrument [Member]	Apr. 28, 2013 Predecessor [Member] Cross Currency Interest Rate Contract [Member] Designated as Hedging Instrument [Member] Other Receivables, Net [Member]	Apr. 29, 2012 Predecessor [Member] Cross Currency Interest Rate Contract [Member] Designated as Hedging Instrument [Member] Other Receivables, Net [Member]	Apr. 28, 2013 Predecessor [Member] Cross Currency Interest Rate Contract [Member] Designated as Hedging Instrument [Member] Other Non-Current Assets [Member]	Apr. 29, 2012 Predecessor [Member] Cross Currency Interest Rate Contract [Member] Designated as Hedging Instrument [Member] Other Non-Current Assets [Member]	Apr. 28, 2013 Predecessor [Member] Cross Currency Interest Rate Contract [Member] Designated as Hedging Instrument [Member] Other Payables [Member]	Apr. 29, 2012 Predecessor [Member] Cross Currency Interest Rate Contract [Member] Designated as Hedging Instrument [Member] Other Payables [Member]	Apr. 28, 2013 Predecessor [Member] Cross Currency Interest Rate Contract [Member] Designated as Hedging Instrument [Member] Other Non-Current Liabilities [Member]	Apr. 29, 2012 Predecessor [Member] Cross Currency Interest Rate Contract [Member] Designated as Hedging Instrument [Member] Other Non-Current Liabilities [Member]	Apr. 28, 2013 Predecessor [Member] Cross Currency Interest Rate Contract [Member] Not Designated as Hedging Instrument [Member]	Apr. 29, 2012 Predecessor [Member] Cross Currency Interest Rate Contract [Member] Not Designated as Hedging Instrument [Member]	Apr. 28, 2013 Predecessor [Member] Cross Currency Interest Rate Contract [Member] Not Designated as Hedging Instrument [Member] Other Receivables, Net [Member]	Apr. 29, 2012 Predecessor [Member] Cross Currency Interest Rate Contract [Member] Not Designated as Hedging Instrument [Member] Other Receivables, Net [Member]	Apr. 28, 2013 Predecessor [Member] Cross Currency Interest Rate Contract [Member] Not Designated as Hedging Instrument [Member] Other Non-Current Assets [Member]	Apr. 29, 2012 Predecessor [Member] Cross Currency Interest Rate Contract [Member] Not Designated as Hedging Instrument [Member] Other Non-Current Assets [Member]	Apr. 28, 2013 Predecessor [Member] Cross Currency Interest Rate Contract [Member] Not Designated as Hedging Instrument [Member] Other Payables [Member]	Apr. 29, 2012 Predecessor [Member] Cross Currency Interest Rate Contract [Member] Not Designated as Hedging Instrument [Member] Other Payables [Member]	Apr. 28, 2013 Predecessor [Member] Cross Currency Interest Rate Contract [Member] Not Designated as Hedging Instrument [Member] Other Non-Current Liabilities [Member]	Apr. 29, 2012 Predecessor [Member] Cross Currency Interest Rate Contract [Member] Not Designated as Hedging Instrument [Member] Other Non-Current Liabilities [Member]
Assets:
Total assets	$ 49,972		$ 41,201	$ 37,072	$ 4,129			$ 8,771	$ 8,771	$ 0			$ 265,390		$ 265,390	$ 0	$ 265,390			$ 0	$ 0	$ 0			$ 31,303		$ 31,303	$ 0	$ 31,303			$ 0	$ 0	$ 0			$ 35,563		$ 30,547		$ 34,738	$ 25,506	$ 23,240	$ 17,318	$ 11,498	$ 8,188					$ 825	$ 5,041	$ 825	$ 5,041	$ 0	$ 0					$ 33,329		$ 36,478		$ 33,329	$ 36,244	$ 4,226	$ 6,851	$ 29,103	$ 29,393					$ 0	$ 234	$ 0	$ 0	$ 0	$ 234					$ 0		$ 23,196		$ 0	$ 23,196	$ 0	$ 18,222	$ 0	$ 4,974					$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Liabilities:
Total liabilities	$ 15,537	[1]	$ 5,251			$ 5,251	$ 0	$ 10,286			$ 0	$ 10,286	$ 0	[1]	$ 0			$ 0	$ 0	$ 0			$ 0	$ 0	$ 221,899	[1]	$ 221,899			$ 0	$ 221,899	$ 0			$ 0	$ 0	$ 6,585	[1]	$ 12,619	[1]	$ 1,725	$ 10,667					$ 1,508	$ 10,653	$ 217	$ 14	$ 4,860	$ 1,952					$ 4,860	$ 1,952	$ 0	$ 0	$ 960	[1]	$ 0	[1]	$ 0	$ 0					$ 0	$ 0	$ 0	$ 0	$ 960	$ 0					$ 0	$ 0	$ 960	$ 0	$ 72,325	[1]	$ 2,760	[1]	$ 72,325	$ 2,760					$ 34,805	$ 2,760	$ 37,520	$ 0	$ 0	$ 0					$ 0	$ 0	$ 0	$ 0

[1]	The Company’s derivative financial instruments are subject to master netting arrangements that allow for the offset of asset and liabilities in the event of default or early termination of the contract. The Company elects to record the gross assets and liabilities of its derivative financial instruments in the consolidated balance sheets. If the derivative financial instruments had been netted in the consolidated balance sheets, the asset and liability positions each would have been reduced by $237.4 million, $68.9 million and $15.4 million at December 29, 2013, April 28, 2013 and April 29, 2012. No material amounts of collateral were received or posted on the Company’s derivative assets and liabilities as at December 29, 2013.